Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of Changes in Common Shares Issued

The Company’s authorized capital stock includes 500,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common stock issued for the six months ended June 30, 2017:

Balance, December 31, 2016	91,680,441
Common stock issued	7,815,225
Restricted common stock issued	1,640,351

Balance, June 30, 2017	101,136,017

The Company’s authorized capital stock includes 500,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the year ended December 31, 2016:

Balance, January 1, 2016	—
Shares of common stock issued in connection with Corporate Reorganization	62,518,680
Shares of common stock issued in initial public offering	27,500,000
Shares of common stock issued in connection with Rosewood Acquisition	1,308,427
Restricted common shares issued	353,334

Balance, December 31, 2016	91,680,441

Summary Advances and Payments of Promissory Note Advances

The table below summarizes advances and payments of the promissory note advances for the years ended December 31, 2016, 2015 and 2014:

	Principal	Interest	Total
Balance, December 31, 2013	$9,702	$97	$9,799
Advances	9,403	—	9,403
Payments	(17,454)	(303)	(17,757)
Accrued Interest	—	245	245

Balance, December 31, 2014	1,651	39	1,690
Advances	1,096	—	1,096
Payments	(380)	(13)	(393)
Accrued Interest	—	50	50

Balance, December 31, 2015	2,367	76	2,443
Advances	101	—	101
Payments	(20)	—	(20)
Accrued Interest	—	51	51
Dissolution	(2,448)	(127)	(2,575)

Balance, December 31, 2016	$—	$—	$—